Pension and other post-employment benefits - Summary of pension and other staff-related benefit costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Pension costs and other staff-related benefit costs	€ 395	€ 366	€ 385
Net defined benefit assets liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	31	28	39
Past service cost	2	0	0
Net Interest cost	(6)	(5)	(4)
Effect of curtailment or settlement	0
Defined benefit plans	27	23	35
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(2)	(1)	(4)
Net Interest cost	2	3	2
Defined benefit plans	0	2	(1)
Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	12	1	22
Net Interest cost	0	0	0
Effect of curtailment or settlement			1
Defined benefit plans	12	2	21
Total
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	41	29	57
Past service cost	2	0	0
Net Interest cost	(3)	(2)	(2)
Effect of curtailment or settlement	0		(1)
Defined benefit plans	40	26	54
Defined contribution plans	356	340	331
Pension costs and other staff-related benefit costs	€ 395	€ 366	€ 385